Income Tax (Tables)	6 Months Ended
May 31, 2026
Income Tax [Abstract]
Schedule of Deferred Tax Assets

The deferred tax assets principally comprised of provision of credit losses. The movement of recognized deferred tax assets was as follows:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
Deferred tax assets:	HK$	HK$	US$
Balance, beginning of the year/ period	1,159,587	440,388	56,196
Addition	(719,199)	82,500	10,528
Balance, end of the year/ period	440,388	522,888	66,724